Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Economic Life of the Intangible Assets	Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:
Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years

Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and June 30, 2025:

	As of December 31, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	37,629	-	-	37,629

	As of June 30, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	6,537	-	-	6,537

Schedule of Forth Types of Revenue for Periods

The following table sets forth types of our revenue for the periods indicated:

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Live streaming - consumable virtual items revenue	671,308	630,084	87,956
Live streaming - time based virtual item revenue	12,516	9,258	1,292
Technical services and others	7,315	17,025	2,377
Total revenue	691,139	656,367	91,625

Schedule of Sets Forth Revenue by Platforms	The following table sets forth our revenue by platforms for the periods indicated:
	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Showself	139,571	165,985	23,171
Lehai	188,100	136,694	19,081
Haixiu	143,525	117,037	16,338
Beelive	111,507	118,955	16,605
Hongle	101,121	100,671	14,053
Technical services and others	7,315	17,025	2,377
TOTAL	691,139	656,367	91,625